Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Concentration of Risks (Details) [Line Items]
Deposit amount | $		$ 15,012
Credit Risk [Member]
Concentration of Risks (Details) [Line Items]
Deposit amount	¥ 108,857		¥ 5,908
Deposit insurance limit	¥ 500